Related Parties (Details) - Affiliated Entity - Strategic Partnerships - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2022
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	$ 97,149
Cash investment	50
Non-cash consideration	$ 47,149
Service duration	3 years
Revenue from related parties		$ 14,954